COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Nov. 30, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of maturity analysis of other purchase commitments

Based on the above, the future commitments, which include other purchase commitments due in each of the next five reporting years are as follows:

$
2022	3,876
2023	1,804
2024	1,804
2025	902
Thereafter	—
8,386